Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets, Net

The following is a summary of the Company’s intangible assets, net as of September 30, 2024, and December 31, 2023:

	Weighted Average Useful Life Remaining (in years)	September 30, 2024
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	0	$3,084,100	$3,084,100	$—
Customer lists	0	496,800	496,800	—
Non-compete	0	224,000	224,000	—
		$3,804,900	$3,804,900	$—
	Weighted Average Useful Life Remaining (in years)	December 31, 2023
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	1.5	$3,084,100	$2,313,072	$771,028
Customer lists	1	496,800	496,800	—
Non-compete	1	224,000	224,000	—
		$3,804,900	$3,033,872	$771,028